Accumulated Other Comprehensive Income and Other Components of Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning	₩ 63,729	₩ 52,407
Increase/ decrease	473,918	297,276
Reclassification to gain or loss	25,632	(285,954)
Ending	563,279	63,729
Changes in investments in associates and joint ventures
Beginning	7,746	4,023
Increase/ decrease	(5,178)	3,723
Reclassification to gain or loss	0	0
Ending	2,568	7,746
Gain (loss) on derivatives valuation
Beginning	(42,178)	(29,361)
Increase/ decrease	30,652	273,137
Reclassification to gain or loss	25,632	(285,954)
Ending	14,106	(42,178)
Gain on valuation of financial assets at fair value through other comprehensive income
Beginning	80,845	73,928
Increase/ decrease	459,032	6,917
Reclassification to gain or loss	0	0
Ending	539,877	80,845
Exchange differences on translation for foreign operations
Beginning	17,316	3,817
Increase/ decrease	(10,588)	13,499
Reclassification to gain or loss	0	0
Ending	₩ 6,728	₩ 17,316